Impairment test on Property, plant and equipment (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Impairment test on Property, plant and equipment [Abstract]
Number of projected oil price scenarios | item	3
Impairment loss (reversal of impairment loss) recognised in profit or loss | $	$ 133,864	$ 7,559	$ (4,982)